Pay vs Performance Disclosure	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE TABLE
The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended June 30, 2021, 2022 and 2023 and our financial performance for such fiscal year.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)(3)	Average Summary Compensation Table for Non- PEO Named Executive Officers (2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (2)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ in thousands)	Free Cash Flow Margin (6)
					Total Shareholder Return (4)	Peer Group Total Shareholder Return (5)

2023	$26,644,359	$66,578,359	$8,534,115	$22,630,489	$256.08	$183.98	$3,387,351	31.7%

2022	$20,568,625	$30,398,207	$5,380,793	$7,397,584	$168.08	$128.04	$3,322,060	32.6%

2021	$13,710,388	$60,709,229	$4,396,808	$15,328,288	$168.56	$167.56	$2,077,353	28.2%
(1) Amounts reported are for Richard Wallace, who served as our Chief Executive Officer during each of the applicable fiscal years
.
(2) Our
non-PEO
named executive officers (our
“Non-PEO
Named Executive Officers”) were (a) Bren Higgins, Ahmad Khan, Oreste Donzella and Brian Lorig, for fiscal year 2023, (b) Bren Higgins, Ahmad Khan, Oreste Donzella and Mary Beth Wilkinson, for fiscal year 2022, and (c) Bren Higgins, Ahmad Khan, Brian Lorig and Mary Beth Wilkinson, for fiscal year 2021.

(3) Amounts in these columns show the “Compensation Actually Paid”, as calculated in accordance with the specific methodology prescribed by the SEC. The table below provides the adjustments to the Summary Compensation Table total compensation to arrive at the Compensation Actually Paid to our CEO and the average Compensation Actually Paid to our
Non-PEO
Named Executive Officers for each of the required fiscal years.

	2023		2022		2021
Adjustments to Reported Summary Compensation Table Total for CEO and Non-PEO Named Executive Officers	PEO	Non-PEO Named Executive Officers (Average)	PEO	Non-PEO Named Executive Officers (Average)	PEO	Non-PEO Named Executive Officers (Average)

Summary Compensation Table total amount for applicable fiscal year	$26,644,359	$ 8,534,115	$20,568,625	$5,380,793	$13,710,388	$ 4,396,808

Subtract the amounts reported under the Stock Awards column in the Summary Compensation Table for the applicable fiscal year	$23,492,301	$ 7,023,747	$15,296,189	$3,427,362	$ 9,338,877	$ 2,947,277

Add year-end ASC 718 fair value of equity awards granted during the applicable fiscal year that remain unvested as of applicable fiscal year end determined as of applicable fiscal year end	$34,527,604	$ 9,647,715	$17,938,199	$3,545,418	$17,727,271	$ 5,409,000

Add (subtract) year over year change in ASC 718 fair value of equity awards granted in prior years that remain outstanding and unvested as of applicable fiscal year end	$24,635,303	$ 8,777,513	($18,828,402)	($4,115,578)	$41,160,831	$ 7,885,372

Add (subtract) year over year change in ASC 718 fair value of equity awards granted in prior years that vested in the applicable fiscal year	$ 4,263,394	$ 2,694,893	$26,015,974	$6,014,313	($ 2,550,384)	$ 584,385

Total Adjustments	$39,934,000	$14,096,374	$ 9,829,582	$2,016,791	$46,998,841	$10,931,480

Compensation Actually Paid	$66,578,359	$22,630,489	$30,398,207	$7,397,584	$60,709,229	$15,328,288
For purposes of the foregoing adjustments, the fair value or change in fair value (as applicable) of equity awards was determined as follows: (i) for RSUs, the closing price of our Common Stock on the applicable fiscal year-end
date, or, in the case of vesting dates, the closing price of our Common Stock on the applicable vesting date, in each case multiplied by the number of shares of our Common Stock underlying the award; and (ii) for unvested PRSUs (including EPS Awards), the same valuation methodology as the RSUs above, except that the year-end values are multiplied by the probability of achievement of the applicable performance objectives as of the applicable date.
(4) In accordance with Item 201(e) of Regulation S-K, our total shareholder return is calculated, for each fiscal year shown in the table above, as the cumulative total shareholder return on our Common Stock from June 30, 2020 (i.e., the last trading day of our 2020 fiscal year), through and including the last day of the applicable fiscal year, assuming a fixed investment of $100.
(5) Our peer group is comprised of the component companies of the Philadelphia Semiconductor Index (the “Peer Index”). Amounts reported in this column represent the cumulative total shareholder return of the Peer Index.
(6) Free cash flow margin equals our free cash flow divided by total revenues. Free cash flow equals net cash provided by operating activities less capital expenditures. Free cash flow margin over the applicable three-year period relative to our industry peer group for that same three-year period is used in determining the level at which the performance criteria under our annual PRSUs are satisfied, between 0%-150% of the target shares granted.

Company Selected Measure Name	Free cash flow margin
Named Executive Officers, Footnote	Our
non-PEO
named executive officers (our
“Non-PEO
	Named Executive Officers”) were (a) Bren Higgins, Ahmad Khan, Oreste Donzella and Brian Lorig, for fiscal year 2023, (b) Bren Higgins, Ahmad Khan, Oreste Donzella and Mary Beth Wilkinson, for fiscal year 2022, and (c) Bren Higgins, Ahmad Khan, Brian Lorig and Mary Beth Wilkinson, for fiscal year 2021.
Peer Group Issuers, Footnote	Our peer group is comprised of the component companies of the Philadelphia Semiconductor Index (the “Peer Index”). Amounts reported in this column represent the cumulative total shareholder return of the Peer Index.
PEO Total Compensation Amount	$ 26,644,359	$ 20,568,625	$ 13,710,388
PEO Actually Paid Compensation Amount	$ 66,578,359	30,398,207	60,709,229
Adjustment To PEO Compensation, Footnote
(3) Amounts in these columns show the “Compensation Actually Paid”, as calculated in accordance with the specific methodology prescribed by the SEC. The table below provides the adjustments to the Summary Compensation Table total compensation to arrive at the Compensation Actually Paid to our CEO and the average Compensation Actually Paid to our
Non-PEO
Named Executive Officers for each of the required fiscal years.

	2023		2022		2021
Adjustments to Reported Summary Compensation Table Total for CEO and Non-PEO Named Executive Officers	PEO	Non-PEO Named Executive Officers (Average)	PEO	Non-PEO Named Executive Officers (Average)	PEO	Non-PEO Named Executive Officers (Average)

Summary Compensation Table total amount for applicable fiscal year	$26,644,359	$ 8,534,115	$20,568,625	$5,380,793	$13,710,388	$ 4,396,808

Subtract the amounts reported under the Stock Awards column in the Summary Compensation Table for the applicable fiscal year	$23,492,301	$ 7,023,747	$15,296,189	$3,427,362	$ 9,338,877	$ 2,947,277

Add year-end ASC 718 fair value of equity awards granted during the applicable fiscal year that remain unvested as of applicable fiscal year end determined as of applicable fiscal year end	$34,527,604	$ 9,647,715	$17,938,199	$3,545,418	$17,727,271	$ 5,409,000

Add (subtract) year over year change in ASC 718 fair value of equity awards granted in prior years that remain outstanding and unvested as of applicable fiscal year end	$24,635,303	$ 8,777,513	($18,828,402)	($4,115,578)	$41,160,831	$ 7,885,372

Add (subtract) year over year change in ASC 718 fair value of equity awards granted in prior years that vested in the applicable fiscal year	$ 4,263,394	$ 2,694,893	$26,015,974	$6,014,313	($ 2,550,384)	$ 584,385

Total Adjustments	$39,934,000	$14,096,374	$ 9,829,582	$2,016,791	$46,998,841	$10,931,480

Compensation Actually Paid	$66,578,359	$22,630,489	$30,398,207	$7,397,584	$60,709,229	$15,328,288
For purposes of the foregoing adjustments, the fair value or change in fair value (as applicable) of equity awards was determined as follows: (i) for RSUs, the closing price of our Common Stock on the applicable fiscal year-end
date, or, in the case of vesting dates, the closing price of our Common Stock on the applicable vesting date, in each case multiplied by the number of shares of our Common Stock underlying the award; and (ii) for unvested PRSUs (including EPS Awards), the same valuation methodology as the RSUs above, except that the year-end values are multiplied by the probability of achievement of the applicable performance objectives as of the applicable date.

Non-PEO NEO Average Total Compensation Amount	$ 8,534,115	5,380,793	4,396,808
Non-PEO NEO Average Compensation Actually Paid Amount	$ 22,630,489	7,397,584	15,328,288
Adjustment to Non-PEO NEO Compensation Footnote
(3) Amounts in these columns show the “Compensation Actually Paid”, as calculated in accordance with the specific methodology prescribed by the SEC. The table below provides the adjustments to the Summary Compensation Table total compensation to arrive at the Compensation Actually Paid to our CEO and the average Compensation Actually Paid to our
Non-PEO
Named Executive Officers for each of the required fiscal years.

	2023		2022		2021
Adjustments to Reported Summary Compensation Table Total for CEO and Non-PEO Named Executive Officers	PEO	Non-PEO Named Executive Officers (Average)	PEO	Non-PEO Named Executive Officers (Average)	PEO	Non-PEO Named Executive Officers (Average)

Summary Compensation Table total amount for applicable fiscal year	$26,644,359	$ 8,534,115	$20,568,625	$5,380,793	$13,710,388	$ 4,396,808

Subtract the amounts reported under the Stock Awards column in the Summary Compensation Table for the applicable fiscal year	$23,492,301	$ 7,023,747	$15,296,189	$3,427,362	$ 9,338,877	$ 2,947,277

Add year-end ASC 718 fair value of equity awards granted during the applicable fiscal year that remain unvested as of applicable fiscal year end determined as of applicable fiscal year end	$34,527,604	$ 9,647,715	$17,938,199	$3,545,418	$17,727,271	$ 5,409,000

Add (subtract) year over year change in ASC 718 fair value of equity awards granted in prior years that remain outstanding and unvested as of applicable fiscal year end	$24,635,303	$ 8,777,513	($18,828,402)	($4,115,578)	$41,160,831	$ 7,885,372

Add (subtract) year over year change in ASC 718 fair value of equity awards granted in prior years that vested in the applicable fiscal year	$ 4,263,394	$ 2,694,893	$26,015,974	$6,014,313	($ 2,550,384)	$ 584,385

Total Adjustments	$39,934,000	$14,096,374	$ 9,829,582	$2,016,791	$46,998,841	$10,931,480

Compensation Actually Paid	$66,578,359	$22,630,489	$30,398,207	$7,397,584	$60,709,229	$15,328,288
For purposes of the foregoing adjustments, the fair value or change in fair value (as applicable) of equity awards was determined as follows: (i) for RSUs, the closing price of our Common Stock on the applicable fiscal year-end
date, or, in the case of vesting dates, the closing price of our Common Stock on the applicable vesting date, in each case multiplied by the number of shares of our Common Stock underlying the award; and (ii) for unvested PRSUs (including EPS Awards), the same valuation methodology as the RSUs above, except that the year-end values are multiplied by the probability of achievement of the applicable performance objectives as of the applicable date.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List – Relevant Financial Performance Measures
For fiscal year 2023, the following financial performance measures represented the three most important financial performance measures used by us to link Company performance to the compensation actually paid to our NEOs:

Financial Performance Measures

Free cash flow margin

Non-GAAP operating margin dollars

Total shareholder return

Total Shareholder Return Amount	$ 256.08	168.08	168.56
Peer Group Total Shareholder Return Amount	183.98	128.04	167.56
Net Income (Loss)	$ 3,387,351,000	$ 3,322,060,000	$ 2,077,353,000
Company Selected Measure Amount	0.317	0.326	0.282
PEO Name	Richard Wallace
Measure:: 1
Pay vs Performance Disclosure
Name	Free cash flow margin
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP operating margin dollars
Measure:: 3
Pay vs Performance Disclosure
Name	Total shareholder return
PEO | Amounts Reported Under The Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 23,492,301	$ 15,296,189	$ 9,338,877
PEO | Year End Fair Value Of Equity Awards Granted During The Applicable Fiscal Year That Remain Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	34,527,604	17,938,199	17,727,271
PEO | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Remain Outstanding And Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,635,303	(18,828,402)	41,160,831
PEO | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,263,394	26,015,974	(2,550,384)
PEO | Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	39,934,000	9,829,582	46,998,841
Non-PEO NEO | Amounts Reported Under The Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,023,747	3,427,362	2,947,277
Non-PEO NEO | Year End Fair Value Of Equity Awards Granted During The Applicable Fiscal Year That Remain Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,647,715	3,545,418	5,409,000
Non-PEO NEO | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Remain Outstanding And Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,777,513	(4,115,578)	7,885,372
Non-PEO NEO | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,694,893	6,014,313	584,385
Non-PEO NEO | Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 14,096,374	$ 2,016,791	$ 10,931,480